Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 25, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2012
Global X SuperIncome & MLP Index ETF (Prospectus Summary) | Global X SuperIncome & MLP Index ETF | Global X SuperIncome & MLP Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SINC
Global X SuperIncome Preferred ETF (Prospectus Summary) | Global X SuperIncome Preferred ETF | Global X SuperIncome Preferred ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPFF
Global X SuperIncome REIT ETF (Prospectus Summary) | Global X SuperIncome REIT ETF | Global X SuperIncome REIT ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA